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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE



Report for the Calendar Year or Quarter Ended: 6-30-06

Check here if Amendment: |_|; Amendment Number: ____

This Amendment (Check only one): |_| is a restatement.
                                 |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Delta Partners LLC

Address: One International Place Suite 2401
         Boston MA
         02110



Form 13F File Number: 28-_____________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Jerry Iacono
Title: Account Manager
Phone: 212-713-9703


Signature, Place, and Date of Signing:

  /s/ Jerry Iacono                  NY, NY                      6/14/06
---------------------     ---------------------------      -------------------
    [Signature]                  [City, State]                   [Date]


Report Type (Check one only):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number               Name

28-___________________________     _______________________________________
[Repeat as necessary.]

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:            1

Form 13F Information Table Entry Total:      54

Form 13F Information Table Value Total: $873,490,762
                                        ------------
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.       Form 13F File Number          Name
---       --------------------          ----
1         28-10514                      Charles Jobson


[Repeat as necessary.]

                           FORM 13F INFORMATION TABLE



     ITEM 1                 ITEM 2    ITEM 3       ITEM 4     ITEM 5           ITEM 6         ITEM 7          ITEM 8
------------------          ------    ------       ------     -------  ---------------------  ------   --------------------
                             TITLE                  FAIR                  INVEST. DISC.                  VOTING AUTHORITY
                              OF       CUSIP       MARKET     SHRS OF  SOLE  SHARED   OTHER   MAN-     SOLE   SHARED  OTHER
  NAME OF ISSUER             CLASS    NUMBER        VALUE     PRN AMT  (A)   (B)       (C)    AGERS     (A)    (B)     (C)
------------------          ------    ------       ------     -------  ---  ----   ---------  -----    -----  ------  -----
ALERIS INTERNATIONAL INC     COMMON    14477103   44,877,980    978,800 N     X                 1              978800
ANHEUSER BUSCH COMPANIES I   COMMON    35229103    2,279,500     50,000 N     X                 1               50000
BALLY TECHNOLOGIES INC       COMMON   05874B107   16,636,347  1,010,100 N     X                 1             1010100
CNOOC LTD                    COMMON   126132109      200,950      2,500 N     X                 1                2500
R G BARRY CORP OHIO          COMMON    68798107      293,625     43,500 N     X                 1               43500
EMULEX CORP NEW              COMMON   292475209    4,067,500    250,000 N     X                 1              250000
CGI GROUP INC-CL A SUB-VTG   COMMON   39945C109    6,234,883  1,000,000 N     X                 1             1000000
W R GRACE & CO-DEL NEW       COMMON   38388F108   37,666,980  3,219,400 N     X                 1             3219400
INTL COAL GROUP INC NEW      COMMON   45928H106      934,700    130,000 N     X                 1              130000
US AIRWAYS GROUP INC         COMMON   90341W108   26,786,200    530,000 N     X                 1              530000
LONGS DRUG STORES CORP       COMMON   543162101   34,876,490    764,500 N     X                 1              764500
MASTERCARD INC               COMMON   57636Q104   10,780,800    224,600 N     X                 1              224600
MASSEY ENERGY CORP           COMMON   576206106    8,100,000    225,000 N     X                 1              225000
PETROLEO BRASILEIRO SA       COMMON   71654V408      513,533      5,750 N     X                 1                5750
PETROCHINA CO ADS EACH REP   COMMON   7.16E+104      215,940      2,000 N     X                 1                2000
REVLON INC-CL A              COMMON   761525500      879,515    698,028 N     X                 1              698028
STEELCASE INC-MICH CL A      COMMON   858155203   50,041,706  3,042,049 N     X                 1             3042049
SASOL LTD SPONSORED ADR      COMMON   803866300      386,400     10,000 N     X                 1               10000
TRANSPORTADORA DE GAS DEL    COMMON   893870204      415,650     81,500 N     X                 1               81500
UNIFI INC                    COMMON   904677101    6,128,280  2,113,200 N     X                 1             2113200
MEMC ELECTRONIC MATERIALS    COMMON   552715104  113,006,250  3,013,500 N     X                 1             3013500
DRUGMAX INC                  OTC EQ     9086090    1,335,282  2,342,600 N     X                 1             2342600
WTS DRUGMAX EXP 10/02/10 @   OTC EQ    9L47177A      438,625  1,250,000 N     X                 1             1250000
ACE CASH EXPRESS INC         OTC EQ     4403101   13,775,194    470,625 N     X                 1              470625
ACTEL CORP                   OTC EQ     4934105   29,656,040  2,066,623 N     X                 1             2066623
AFC ENTERPRISES INC          OTC EQ   00104Q107   49,719,900  3,899,600 N     X                 1             3899600
ON ASSIGNMENT INC            OTC EQ   682159108   13,143,832  1,430,232 N     X                 1             1430232
ASPEN TECHNOLOGY INC         OTC EQ    45327103   24,804,672  1,890,600 N     X                 1             1890600
CRM HOLDINDS LTD             OTC EQ   G2554P103    3,926,250    375,000 N     X                 1              375000
AMERICAS CAR MART INC        OTC EQ   03062T105    6,719,543    330,849 N     X                 1              330849
DRUGMAX INC                  OTC EQ   262240104      269,735    473,219 N     X                 1              473219
BAUER EDDIE HLDGS INC        OTC EQ    71625107    4,818,500    419,000 N     X                 1              419000
FIRST MARBLEHEAD CORP        OTC EQ   320771108  191,403,810  3,361,500 N     X                 1             3361500
GAMETECH INTERNATIONAL INC   OTC EQ   36466D102    8,944,794    988,375 N     X                 1              988375
GENESIS MICROCHIP INC        OTC EQ   37184C103    4,103,800    355,000 N     X                 1              355000
GEOMET INC DEL COM 144A      OTC EQ   37250U102    8,385,000    645,000 N     X                 1              645000
HUDSON HIGHLAND GROUP INC    OTC EQ   443792106    2,158,000    200,000 N     X                 1              200000
KONGZHONG CORP               OTC EQ   50047P104    2,600,400    295,500 N     X                 1              295500
MAGNA ENTERTAINMENT CORP     OTC EQ   559211107   18,586,762  3,533,605 N     X                 1             3533605
MRV COMMUNICATIONS INC       OTC EQ   553477100    4,665,000  1,500,000 N     X                 1             1500000
NATURES SUNSHINE PRODUCTS    OTC EQ   639027101   17,756,856  1,903,200 N     X                 1             1903200
NEW FRONTIER MEDIA INC       OTC EQ   644398109    5,931,741    827,300 N     X                 1              827300
02MICRO INTL LMTD AMERICAN   OTC EQ   67107W100    2,999,100    390,000 N     X                 1              390000
OPTIMAL GROUP INC CL A       OTC EQ   68388R208   12,159,000    900,000 N     X                 1              900000
PROGRESSIVE GAMING INTL CO   OTC EQ   74332S102   25,803,313  3,308,117 N     X                 1             3308117
PORTALPLAYER INC             OTC EQ   736187204    1,471,500    150,000 N     X                 1              150000
RURAL/METRO CORP             OTC EQ   781748108    2,172,100    310,300 N     X                 1              310300
TASER INTERNATIONAL INC      OTC EQ   87651B104    2,768,500    350,000 N     X                 1              350000
THERMADYNE HOLDINGS CORP N   OTC EQ   883435307   11,913,600    876,000 N     X                 1              876000
TRICO MARINE SERVICES INC    OTC EQ   896106200   21,307,800    626,700 N     X                 1              626700
TWEETER HOME ENTMT GROUP I   OTC EQ   901167106    4,037,060    568,600 N     X                 1              568600
USA MOBILITY INC             OTC EQ   90341G103    4,332,019    260,965 N     X                 1              260965
WEBZEN INC                   OTC EQ   94846M102    5,923,253  1,107,150 N     X                 1             1107150
***CRESUD S A C I F Y A      PREFER   226406106      136,552     10,100 N     X                 1               10100
                                                 873,490,762

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